Financial instruments (Details 14) (Recurring basis, CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	7,406	6,026
Transfers out of level 1 to level 2, Trading assets	1,424	277
Transfers to level 1 out of level 2, Trading liabilities	7,067	4,692
Transfers out of level 1 to level 2, Trading liabilities	835	46
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	861	11
Transfers out of level 1 to level 2, Trading liabilities	658	18
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	133	248
Transfers out of level 1 to level 2, Trading liabilities	90	17
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	6,073	4,433
Transfers out of level 1 to level 2, Trading liabilities	87	11
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	1,108	499
Transfers out of level 1 to level 2, Trading assets	533	92
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	513	437
Transfers out of level 1 to level 2, Trading assets	391	183
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	5,785	5,090
Transfers out of level 1 to level 2, Trading assets	500	2
Bank
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	7,406	6,026
Transfers out of level 1 to level 2, Trading assets	1,424	277
Transfers to level 1 out of level 2, Trading liabilities	7,067	4,692
Transfers out of level 1 to level 2, Trading liabilities	835	46
Bank | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	861	11
Transfers out of level 1 to level 2, Trading liabilities	658	18
Bank | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	133	248
Transfers out of level 1 to level 2, Trading liabilities	90	17
Bank | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	6,073	4,433
Transfers out of level 1 to level 2, Trading liabilities	87	11
Bank | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	1,108	499
Transfers out of level 1 to level 2, Trading assets	533	92
Bank | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	513	437
Transfers out of level 1 to level 2, Trading assets	391	183
Bank | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	5,785	5,090
Transfers out of level 1 to level 2, Trading assets	500	2